Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous current assets [abstract]
Schedule of Other Current Assets

	As of December 31,
In thousands of USD	2022	2021	2020
Prepaid expenses	3,357	6,593	5,910
Deferred offering costs	—	—	503
Current financial assets (i)	4	4	4
Total	3,361	6,597	6,417
(i) Refer to Note 27.